Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash	$ 23,375	$ 9,678
Amounts receivable and prepaids, net	15,343	6,929
Derivative asset	1,300	0
Investments	24,136	6,974
Digital currencies	181,146	161,645
Total current assets	245,300	185,226
Plant and equipment, net	202,848	95,356
Long term receivables, net	3,017	2,595
Deposits, net	74,887	15,917
Right of use assets	5,546	7,588
Total assets	531,598	306,682
Current liabilities
Accounts payable and accrued liabilities	15,377	10,595
Current portion of convertible loan - liability component	1,871	1,679
Current portion of lease liability	2,645	2,304
Acquisition loan payable	31,000	0
Current portion of loans payable	2,792	2,792
Current portion of term loan	3,558	5,608
Warrant liability	760	0
Current income tax liability	7,954	4,148
Total current liabilities	65,957	27,126
Convertible loan - liability component	0	1,875
Convertible loan - derivative component	0	120
Loans payable	10,200	10,400
Lease liability	3,095	5,334
Deferred tax liability	3,209	2,415
Total liabilities	82,461	47,270
Equity
Share capital	0	0
Additional paid in capital	716,708	523,949
Accumulated other comprehensive income	6,291	6,329
Accumulated deficit	(273,862)	(270,866)
Total equity	449,137	259,412
Total liabilities and equity	$ 531,598	$ 306,682